Summary of significant accounting policies (Details Narrative)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Net loss	$ 858,417	$ 1,655,880	$ 3,383,806	$ 15,602,792	$ 3,213,360
Operating activities			4,359,262	6,405,366	$ 2,248,626
Cash			1,034,103
Impairment of property and equipment			0	0
Impairment of long lived assets			0	0
Impairment loss on operating lease right-of-use assets			$ 0	0
Number of operating segments | Integer			2
Cash SDIC insured amount			$ 75,000
Cash uninsured amount			$ 670,132	$ 1,367,708
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives			10 years